Unit-Based Compensation Plans (Activity of the awards granted to employees and non-employee directors) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unvested awards as of December 31, 2010 , Number of Units	3.2
Awards granted, Number of Units	1.0
Awards vested, Number of Units	(0.5)
Unvested awards as of December 31, 2011, Number of Units	3.6	3.2
Unvested awards as of December 31, 2010, Weighted Average Grant-Date Fair Value Per Unit	$ 49.65
Weighted average grant-date fair value per unit award granted	60.85	$ 50.54	$ 43.93
Awards vested, Weighted Average Grant-Date Fair Value Per Unit	48.12
Awards forfeited, Weighted Average Grant-Date Fair Value Per Unit	32.36
Unvested awards as of December 31, 2011, Weighted Average Grant-Date Fair Value Per Unit	$ 53.83	$ 49.65
ETP Unit-Based Compensation Plans [Member]
Stock Granted, Value, Share-based Compensation, Forfeited	$ (0.1)